Employee benefits plans (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset) [text block]
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	03/31/2026	12/31/2025
Opening balance	741,143	721,560
Interest on actuarial liabilities	19,653	77,348
Current service cost	558	1,939
Actuarial gain – experience		(13,340)
Actuarial loss – financial assumptions		6,026
Benefits paid directly by entity	(13,344)	(52,390)
Closing balance	748,010	741,143